Initial Public Offering (Details) - USD ($)	1 Months Ended		9 Months Ended
	Apr. 27, 2022	Apr. 22, 2022	Sep. 30, 2024	Oct. 30, 2024	Aug. 22, 2024	Dec. 31, 2023	Dec. 31, 2022
Initial Public Offering [Line Items]
Price per Unit (in Dollars per share)				$ 8,400,000		$ 0.1
Common stock, shares issued			3,218,499			3,218,499	3,218,499
Public right	1		11,843,500			11,843,500
Common stock, per share (in Dollars per share)			$ 0.0001			$ 0.0001	$ 0.0001
IPO [Member]
Initial Public Offering [Line Items]
Number units issued		10,000,000
Price per Unit (in Dollars per share)		$ 10			$ 0.04
gross proceeds (in Dollars)		$ 100,000,000
Sale of units in initial public offering		11,500,000
Sale of shares		11,500,000
Over-Allotment Option [Member]
Initial Public Offering [Line Items]
Number units issued	1,500,000	1,500,000	1,500,000
gross proceeds (in Dollars)	$ 15,000,000
Over-Allotment Option [Member] | Underwriters [Member]
Initial Public Offering [Line Items]
Number units issued	1,500,000	1,500,000
Price per Unit (in Dollars per share)	$ 10
gross proceeds (in Dollars)	$ 15,000,000
Public Right [Member]
Initial Public Offering [Line Items]
Common stock, shares issued	1
Public Warrant [Member]
Initial Public Offering [Line Items]
Common stock, shares issued	1
Redeemable warrant	1
Common stock, per share (in Dollars per share)	$ 11.5